Appendix III: Debentures and Bonds (Tables)	12 Months Ended
Dec. 31, 2017
Appendix III: Debentures and Bonds [Abstract]
Schedule of Maturity of Debentures and Bonds
The breakdown of financial liabilities at December 31, 2017 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2018	2019	2020	2021	2022	Subsequent years	Non-current total	Total
Debentures and bonds	5,313	3,599	5,108	4,760	4,903	17,605	35,975	41,288
Promissory notes & commercial paper	2,107	—	112	—	—	187	299	2,406
Total Issues	7,420	3,599	5,220	4,760	4,903	17,792	36,274	43,694
Loans and other payables	1,714	2,250	819	918	531	2,668	7,186	8,900
Derivative instruments (Note 16)	280	214	824	453	185	1,196	2,872	3,152
Total	9,414	6,063	6,863	6,131	5,619	21,656	46,332	55,746
The detail and key features of outstanding debentures and bonds at December 31, 2017 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2018	2019	2020	2021	2022	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,042	1,042
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,542	1,542
EMTN O2 GBP	GBP	5.375%	845	—	—	—	—	—	845
EMTN O2 GBP	GBP	5.375%	—	—	—	—	—	563	563
TELEF EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,667	1,667
TELEF EMISIONES JANUARY 07 A	EUR	1 x EURIBOR6M + 0.83000%	—	—	—	55	—	—	55
TELEF EMISIONES JANUARY 07 B	EUR	1 x EURIBOR3M + 0.70000%	24	—	—	—	—	—	24
TELEF EMISIONES MAY 2014	EUR	2.242%	—	—	—	—	1,250	—	1,250
TELEF EMISIONES JULY 15, 2019	USD	5.877%	—	834	—	—	—	—	834
TELEF EMISIONES NOVEMBER 11, 2019	EUR	4.693%	—	1,750	—	—	—	—	1,750
EMTN GBP 12/09/2022 650 GBP	GBP	5.289%	—	—	—	—	732	—	732
TELE EMISIONES APRIL 3 2010	USD	5.134%	—	—	1,168	—	—	—	1,168
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	451	451
TELEF EMISIONES FEBRUARY 2011	USD	5.462%	—	—	—	1,251	—	—	1,251
TELEF. EMISIONES FEBRUARY 2012	EUR	4.797%	1,500	—	—	—	—	—	1,500
TELEF. EMISIONES FEBRUARY 2012	GBP	5.597%	—	—	788	—	—	—	788
TELEF. EMISIONES JUNE 2013	JPY	4.250%	74	—	—	—	—	—	74
TELEF. EMISIONES OCTOBER 2012	EUR	4.710%	—	—	1,200	—	—	—	1,200
TELEF. EMISIONES DECEMBER 2012	CHF	2.718%	213	—	—	—	—	—	213
TELEF. EMISIONES DECEMBER 2012	CHF	3.450%	—	—	—	—	128	—	128
TELEF EMISIONES JANUARY 2013	EUR	3.987%	—	—	—	—	—	1,500	1,500

			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2018	2019	2020	2021	2022	Subsequent years	Total
TELEF. EMISIONES MARCH 2013	EUR	3.961%	—	—	—	1,000	—	—	1,000
TELEF EMISIONES APRIL 2013	USD	3.192%	1,042	—	—	—	—	—	1,042
TELEF EMISIONES APRIL 2013	USD	4.570%	—	—	—	—	—	625	625
TELEF. EMISIONES MAY 2013	EUR	2.736%	—	750	—	—	—	—	750
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800
TELEF. EMISIONES OCTOBER 2013	CHF	2.595%	—	—	192	—	—	—	192
TELEF EMISIONES JULY 2015	EUR	1 x EURIBOR6M +0.83%	—	—	—	—	67	—	67
TELEF. EMISIONES SEPTEMBER 2015	EUR	1.477%	—	—	—	1,000	—	—	1,000
TELEF EMISIONES APRIL 2016	EUR	0.750%	—	—	—	—	1,400	—	1,400
TELEF EMISIONES APRIL 2016	EUR	1.460%	—	—	—	—	—	1,350	1,350
TELEF. EMISIONES OCTOBER 2016	EUR	0.318%	—	—	1,250	—	—	—	1,250
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES JANUARY 2017	EUR	1 x EURIBOR3M +0.40%	—	150	—	—	—	—	150
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	—	1,251	1,251
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,668	1,668
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	167	167
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	417	417
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
Telefónica Emisiones, S.A.U.			3,698	3,484	4,598	3,306	3,577	14,559	33,222
Exchangeable Bond MARCH 2016 (*)	EUR	—	—	—	—	600	—	—	600
Telefónica Participaciones		—	—	—	—	600	—	—	600
Total Telefónica, S.A. and its instrumental companies			3,698	3,484	4,598	3,906	3,577	16,101	35,364
(*) Issue of non-dilutive cash-settled equity-linked bonds referenced to Telefónica share price, with a nominal amount of 600 million euros, issue price of 101.25% and maturing in March 2021.

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2018	2019	2020	2021	2022	Subsequent years	Total
Bond Q	CLP	5.750%	—	64	—	—	—	—	64
Bond T	CLP	4.900%	—	—	13	26	—	26	65
144A Bond	USD	3.875%	—	—	—	—	417	—	417
Telefónica Chile, S.A.			—	64	13	26	417	26	546
Bond F	UF	3.600%	—	—	—	—	—	109	109
Bond G	UF	2.200%	—	—	73	—	—	—	73
Bond I	UF	1.950%	—	—	73	—	—	—	73
Bond K	CLP	4.900%	—	—	—	128	—	—	128

			Maturity
Debentures and bonds	Currency	% Interest rate	2018	2019	2020	2021	2022	Subsequent years	Total
Telefónica Móviles Chile, S.A.			—	—	146	128	—	109	383
T. Finanzas Mex 0710 FIX	MXN	8.070%	—	—	83	—	—	—	83
Telefónica Finanzas México, S.A.			—	—	83	—	—	—	83
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.6250%	—	—	—	—	—	22	22
Bond T. Peru 4th Program (12th Serie A)	N. SOL	VAC + 3.6875%	—	21	—	—	—	—	21
Bond T. Peru 4th Program (36th Serie B)	N. SOL	VAC + 3.3750%	17	—	—	—	—	—	17
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	—	—	17	17
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	—	—	16	16
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	—	—	7	7
Bond T. Peru 5th Program (22nd Serie Ab)	N. SOL	VAC + 3.5000%	—	4	—	—	—	—	4
Bond T. Peru 5th Program (22nd Serie Ac)	N. SOL	VAC + 3.5000%	—	—	—	8	—	—	8
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	—	—	—	—	—	67	67
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.190%	—	—	—	—	—	31	31
Bond T. Peru 6th Program (12th Serie A)	N. SOL	5.060%	—	—	28	—	—	—	28
Bond T. Peru 6th Program (13th Serie A)	N. SOL	5.500%	—	—	—	—	36	—	36
Bond T. Peru 6th Program (14th Serie A)	N. SOL	5.340%	—	—	—	—	26	—	26
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.470%	—	—	—	—	—	34	34
Bond TM Peru 2nd Program (11th Serie B)	N. SOL	7.375%	15	—	—	—	—	—	15
Bond TM Peru 2nd Program (27th Serie A)	N. SOL	5.531%	—	13	—	—	—	—	13
Telefónica del Perú, S.A.			32	38	28	8	62	194	362
Nonconvertible bonds	BRL	1.0 XCDI + 0.68%	328	—	—	—	—	—	328
Nonconvertible bonds	BRL	1.0825 XCDI	—	—	—	252	252	—	504
Nonconvertible bonds	BRL	1.0 XCDI + 0.24%	—	—	252	—	—	—	252
Nonconvertible bonds	BRL	1 XIPXA +4	—	10	—	—	—	—	10
Nonconvertible bonds ( Telemig) I	BRL	IPCA + 0.5%	1	1	1	1	—	—	4
Nonconvertible bonds ( Telemig) II	BRL	IPCA + 0.5%	2	2	2	2	—	—	8
Nonconvertible bonds ( Telemig) III	BRL	IPCA + 0.5%	3	3	3	3	—	—	12
Telefônica Brasil, S.A.			334	16	258	258	252	—	1,118
BOND R144-A	USD	5.375%	—	—	—	—	625	—	625
Colombia Telecomunicaciones, S.A, ESP			—	—	—	—	625	—	625
Bond	EUR	1.875%	600	—	—	—	—	—	600
Bond	EUR	2.375%	—	—	—	500	—	—	500
O2 Telefónica Deutschland Finanzierungs, GmbH			600	—	—	500	—	—	1,100
Total Outstanding Debentures and Bonds Foreign operators			966	118	528	920	1,356	329	4,217
Total Outstanding Debentures and Bonds			4,664	3,602	5,126	4,826	4,933	16,430	39,581

Schedule of Detailed Information about Debt
Interest-bearing debt arranged or repaid in 2017 mainly includes the following:

Description	Limit 12/31/2017 (million euros)	Currency	Outstanding balance 12/31/2017 (million euros)	Arrangement date	Maturity date	Drawndown 2017 (million euros)	Repayment 2017 (million euros)
Telefónica, S.A.
Syndicated facility	2,500	EUR	—	02/19/2015	02/19/2022	—	(550)
Syndicated facility (1)	—	EUR	—	11/17/2015	03/30/2017	—	—
Structured financing (*)	679	USD	566	12/11/2015	03/11/2026	329	(48)
Structured financing (*)	469	EUR	423	12/11/2015	03/11/2026	217	(34)
Structured financing (2)(*)	—	EUR	—	06/13/2014	12/15/2017		(185)
Bilateral loan (3)	—	EUR	—	02/23/2016	02/23/2017	—	(100)
Bilateral loan (4)	—	EUR	—	11/13/2015	05/16/2017	—	(100)
Bilateral loan (5)	1,500	EUR	1,500	06/26/2014	06/26/2019	—	—
Bilateral loan (6)	—	EUR		06/30/2015	12/29/2017	—	(200)
Bilateral loan (7)	150	EUR	150	10/24/2016	03/19/2019	—	(150)
Credit facility	380	EUR	292	12/27/2002	12/27/2020	292	—
Credit facility	200	EUR	167	03/27/2013	03/14/2020	167	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	03/22/2016	03/22/2022	650	(700)
EIB Financing	—	EUR	450	06/13/2016	06/13/2025	200	—
Telefónica Europe, B.V.
Structured financing (*)	750	EUR	750	11/28/2016	11/28/2024	750	—

(1)	On March 30, 2017 an early cancellation was made for the 1,500 million euros syndicated facility originally scheduled to mature in 2019.

(2)	On December 15, 2017 an early repayment was made for the long-term financing originally scheduled to mature in 2019.

(3)	On February 23, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2019.

(4)	On May 16, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2020.

(5)
On January 17, 2017 an amendment was made to the bilateral loan, with an outstanding amount of 1,500 million euros, split into two tranches with a new amortization schedule: tranche A for 500 million euros maturing on June 26, 2017 and tranche B for 1,000 million euros maturing on June 26, 2019. Later, on February 17, 2017 a new amendment was signed extending the maturity of the tranche A for 500 million euros up to June 26, 2019.

(6)	On December 29, 2017 an early repayment was made for the 200 million euros bilateral loan originally scheduled to mature in 2020.

(7)	On December 19, 2017 an early repayment was made for 150 million euros of the 300 million euros bilateral loan originally scheduled to mature in 2019.

(8)	On February 17, 2017 a twelve-month extension was signed for the 750 million euros syndicated facility originally scheduled to mature in 2021.
(*)    Facility with amortization schedule showing in the column "Limit 12/31/2017" the undrawn amount.
The main debentures and bonds issued by the Group in 2017 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	01/17/2017	01/17/2025	1,250	1,250	EUR	1.528%
EMTN Bond	01/17/2017	10/17/2028	500	500	EUR	2.318%
EMTN Bond	01/25/2017	01/25/2019	150	150	EUR	EURIBOR 3M + 0.40%
SHELF Bond	03/08/2017	03/08/2027	1,500	1,251	USD	4.103%
SHELF Bond	03/08/2017	03/08/2047	2,000	1,667	USD	5.213%
EMTN Bond (Retap)	03/17/2017	10/17/2028	200	200	EUR	2.318%
EMTN Bond	04/18/2017	04/18/2037	200	167	USD	4.900%
SHELF Bond (Retap)	04/28/2017	03/08/2047	500	417	USD	5.213%
EMTN Bond	09/12/2017	01/12/2028	1,250	1,250	EUR	1.715%
Telefónica Brasil, S.A.
Debentures	02/08/2017	02/08/2022	2,000	504	BRL	108.25% CDI
Debentures	11/27/2017	11/27/2020	1,000	252	BRL	100% CDI + 0.24%

The main financing transactions at December 31, 2017 and 2016 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2017	12/31/2016	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	153	USD	128	190	05/03/2011	07/30/2021
Structured Financing (*)	551	USD	460	635	02/22/2013	01/31/2023
Structured Financing (*)	446	USD	371	505	08/01/2013	10/31/2023
Bilateral (1)	1,500	EUR	1,500	1,500	06/26/2014	06/26/2019
Syndicated facility	2,500	EUR	—	550	02/19/2015	02/19/2022
Bilateral (2)	—	EUR	—	200	06/30/2015	12/29/2017
Structured Financing (*)	679	USD	566	324	12/11/2015	03/11/2026
Structured Financing (*)	469	EUR	423	240	12/11/2015	03/11/2026
Bilateral loan (3)	—	EUR	—	100	02/23/2016	02/23/2017
Bilateral loan	100	EUR	100	100	02/23/2016	02/23/2021
Loan	300	EUR	300	300	03/08/2016	03/08/2021
Bilateral loan (4)	150	EUR	150	300	10/24/2016	03/19/2019
Credit	380	EUR	292	—	12/27/2002	12/27/2020
Credit	200	EUR	167	—	03/27/2013	03/14/2020
Telefónica Germany GmbH & Co. OHG
Syndicated facility (5)	750	EUR	—	50	03/22/2016	03/22/2022
EIB Financing	—	EUR	450	250	06/13/2016	06/13/2025
Telefónica Europe, B.V.
Structured Financing (*)	750	EUR	750	—	11/28/2016	11/28/2024
(1) On January 17, 2017 an amendment was made to the bilateral loan, with an outstanding amount of 1,500 million euros, split into two tranches with a new amortization schedule: tranche A for 500 million euros maturing on June 26, 2017 and tranche B for 1,000 million euros maturing on June 26, 2019. Later, on February 17, 2017 a new amendment was signed extending the maturity of the tranche A for 500 million euros up to June 26, 2019.
(2) On December 29, 2017 an early repayment was made for the 200 million euros bilateral loan originally scheduled to mature in 2020.
(3) On February 23, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2019.
(4) On December 19, 2017 an early repayment was made for 150 million euros of the 300 million euros bilateral loan originally scheduled to mature in 2019.
(5) On February 17, 2017 a twelve-month extension was signed for the 750 million euros syndicated facility originally scheduled to mature in 2021.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.